Shareholder Report, Holdings (Details)	May 31, 2025
C000007969 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007969 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007969 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007969 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000007969 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000007969 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000007969 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007969 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007970 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007970 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007970 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007970 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000007970 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000007970 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000007970 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007970 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007971 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007971 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000007971 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007971 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007971 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007971 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007971 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000260432 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000260432 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000260432 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000260432 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000260432 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000260432 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000260432 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260432 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%